Stock-based compensation	12 Months Ended
Dec. 31, 2016
Stock-based compensation
Stock plans

14 – Stock-based compensation

The Company has various stock-based compensation plans for eligible employees. A description of the major plans is provided herein.

The following table provides the stock-based compensation expense for awards under all plans, as well as the related tax benefit and excess tax benefit recognized in income, for the years ended December 31, 2016, 2015 and 2014:

In millions	Year ended December 31,	2016		2015		2014
Share Units Plan
Equity settled awards		$42		$39		$2
Cash settled awards		16		14		117
Total Share Units Plan expense		$58		$53		$119
Voluntary Incentive Deferral Plan (VIDP)
Equity settled awards		$1		$-		$-
Cash settled awards		5		(3)		33
Total VIDP expense (recovery)		$6		$(3)		$33
Stock option awards		$12		$11		$9
Total stock-based compensation expense		$76		$61		$161
Tax benefit recognized in income		$17		$14		$43
Excess tax benefit recognized in income (1)		$5	$	N/A	$	N/A

(1)	Effective January 1, 2016, the excess tax benefit is recognized in income in accordance with ASU 2016-09.

Share Units Plan

The objective of the Share Units Plan is to enhance the Company’s ability to attract and retain talented employees and to provide alignment of interests between such employees and the shareholders of the Company. Under the Share Units Plan, the Company grants performance share unit (PSU) awards.

The PSU-ROIC awards vest dependent upon the attainment of a target relating to return on invested capital (ROIC) over the plan period of three years. Such performance vesting criteria results in a performance vesting factor that ranges from 0% to 200% for PSU-ROIC awards granted in 2016 and 2015 (0% to 150% for PSUs-ROIC outstanding and granted prior to December 31, 2014) depending on the level of ROIC attained. Payout is conditional upon the attainment of a minimum share price, calculated using the average of the last three months of the plan period.

PSU-TSR awards, introduced in 2015, vest from 0% to 200%, subject to the attainment of a total shareholder return (TSR) market condition over the plan period of three years based on the Company’s TSR relative to a Class I Railways peer group and components of the S&P/TSX 60 Index.

On December 9, 2014, 0.5 million cash settled PSUs-ROIC granted in 2013 and 0.4 million cash settled PSUs-ROIC granted in 2014 were modified to equity settled awards. The modification affected PSUs-ROIC held by 133 employees and did not result in the recognition of incremental compensation cost as the awards were previously recognized at fair value. Further, there was no change to the vesting conditions of the awards.

Equity settled awards

PSUs-ROIC and PSUs-TSR are settled in common shares of the Company, subject to the attainment of their respective vesting conditions, by way of disbursement from the Share Trusts (see Note 13 – Share capital). The number of shares remitted to the participant upon settlement is equal to the number of PSUs awarded multiplied by the performance vesting factor less shares withheld to satisfy the participant’s minimum statutory withholding tax requirement. For the plan period ended December 31, 2016, for the 2014 grant, the level of ROIC attained resulted in a performance vesting factor of 150%. The total fair value of the equity settled awards that vested in 2016 was $41 million (2015 - $48 million). As the minimum share price condition under the plan was met at December 31, 2016, net settlement of approximately 0.3 million shares from the Share Trusts is expected to occur in the first quarter of 2017.

Cash settled awards

The value of the payout is equal to the number of PSUs-ROIC awarded multiplied by the performance vesting factor and by the 20-day average closing share price ending on January 31 of the following year. For the plan period ended December 31, 2016, for the 2014 grant, the level of ROIC attained resulted in a performance vesting factor of 150%. The total fair value of the cash settled awards that vested in 2016 was $45 million (2015 - $39 million; 2014 - $106 million). As the minimum share price condition under the plan was met at December 31, 2016, payout of approximately $45 million is expected to be paid in the first quarter of 2017.

In 2016 and 2015, there were no cash settled PSU-ROIC awards granted. In 2014, the Company granted 0.8 million PSU-ROIC awards to designated management employees entitling them to receive payout in cash based on the Company’s share price. These awards were then subject to modification resulting in 0.4 million PSU-ROIC awards granted in 2014 to be settled in common shares of the Company.

The following table provides a summary of the activity related to PSU awards:

	Equity settled				Cash settled
	PSUs-ROIC (1)		PSUs-TSR (2)		PSUs-ROIC (3)
	Units	Weighted-averagegrant date fair value	Units	Weighted-averagegrant date fair value	Units
	In millions		In millions		In millions
Outstanding at December 31, 2015	1.3	$64.36	0.1	$114.86	0.7
Granted	0.5	$35.11	0.2	$95.31	-
Settled (4) (5)	(0.5)	$75.15	-	N/A	(0.3)
Outstanding at December 31, 2016	1.3	$49.82	0.3	$103.93	0.4

Nonvested at December 31, 2015	0.8	$58.83	0.1	$114.86	0.4
Granted	0.5	$35.11	0.2	$95.31	-
Vested during the year (6)	(0.4)	$66.84	-	N/A	(0.4)
Nonvested at December 31, 2016	0.9	$42.14	0.3	$103.93	-

(1)		The grant date fair value of equity settled PSUs-ROIC granted in 2016 of $19 million is calculated using a lattice-based valuation model. As at December 31, 2016, total unrecognized compensation cost related to nonvested equity settled PSUs-ROIC outstanding was $15 million and is expected to be recognized over a weighted-average period of 1.5 years.
(2)		The grant date fair value of equity settled PSUs-TSR granted in 2016 of $17 million is calculated using a Monte Carlo simulation model. As at December 31, 2016, total unrecognized compensation cost related to nonvested equity settled PSUs-TSR outstanding was $10 million and is expected to be recognized over a weighted-average period of 1.5 years.
(3)		The fair value as at December 31, 2016 of cash settled PSUs-ROIC outstanding is calculated using a lattice-based valuation model. As at December 31, 2016, fair value per unit of vested cash settled PSUs-ROIC was $90.36, and the liability for cash settled PSUs-ROIC was $45 million (2015 - $66 million).
(4)		Equity settled PSUs-ROIC granted in 2013 met the minimum share price condition for settlement and attained a performance vesting factor of 150%. In the first quarter of 2016, these awards were settled, net of the remittance of the participants’ minimum statutory withholding tax obligation of $25 million, by way of disbursement from the Share Trusts of 0.3 million common shares.
(5)		Cash settled PSUs-ROIC granted in 2013 met the minimum share price condition for payout and attained a performance vesting factor of 150%. In the first quarter of 2016, the Company paid out $37 million for these awards.
(6)		The awards that vested during the year are expected to be settled or paid out in the first quarter of 2017.

The following table provides the assumptions and fair values related to the PSU-ROIC awards:

		Equity settled
		PSUs-ROIC (1)
Year of grant		2016	2015	2014
Assumptions
Stock price ($) (2)		74.17	84.55	76.29
Expected stock price volatility (3)		19%	15%	15%
Expected term (years) (4)		3.0	3.0	2.0
Risk-free interest rate (5)		0.43%	0.45%	1.02%
Dividend rate ($) (6)		1.50	1.25	1.00
Weighted-average grant date fair value ($)		35.11	50.87	66.84
	.
(1)	Assumptions used to determine fair value of the equity settled PSU-ROIC awards are on the grant date.
(2)	For equity settled awards, the stock price represents the closing share price on the grant date. The stock price on the grant date for 2014 is the stock price at the modification date of December 9, 2014.
(3)	Based on the historical volatility of the Company's stock over a period commensurate with the expected term of the award.
(4)	Represents the period of time that awards are expected to be outstanding.
(5)	Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
(6)	Based on the annualized dividend rate.

Voluntary Incentive Deferral Plan

The Company’s Voluntary Incentive Deferral Plan (VIDP) provides eligible senior management employees the opportunity to elect to receive their annual incentive bonus payment in deferred share units (DSU) of the Company up to specific deferral limits. A DSU is equivalent to a common share of the Company and also earns dividends when normal cash dividends are paid on common shares. For equity settled DSUs, the number of DSUs received by each participant is established at time of deferral. For cash settled DSUs, the number of DSUs received by each participant is calculated using the Company’s average closing share price for the 20 trading days prior to and including the date of the incentive payment. For each participant, the Company will grant a further 25% of the amount elected in DSUs, which will vest over a period of four years. The election to receive eligible incentive payments in DSUs is no longer available to a participant when the value of the participant’s vested DSUs is sufficient to meet the Company’s stock ownership guidelines.

On December 9, 2014, 1.7 million cash settled DSUs were modified to equity settled awards. The modification affected DSUs held by 104 employees and did not result in the recognition of incremental compensation cost as the awards were previously recognized at fair value. Further, there was no change to the vesting conditions of the awards.

Equity settled awards

DSUs are settled in common shares of the Company at the time of cessation of employment by way of an open market purchase by the Company. The number of shares remitted to the participant is equal to the number of DSUs awarded less shares withheld to satisfy the participant’s minimum statutory withholding tax requirement.

The total fair value of equity settled DSU awards vested in both 2016 and 2015 was $1 million.

Cash settled awards

The value of each participant’s DSUs is payable in cash at the time of cessation of employment.

The total fair value of cash settled DSU awards vested in 2016, 2015 and 2014 was $nil.

The following table provides a summary of the activity related to DSU awards:

	Equity settled		Cash settled
	DSUs (1)		DSUs (2)
	Units	Weighted-average grant date fair value	Units

	In millions		In millions
Outstanding at December 31, 2015	1.8	$76.44	0.4
Granted	-	$73.63	-
Vested	-	$81.71	-
Settled (3)	(0.3)	$76.35	(0.1)
Outstanding at December 31, 2016 (4)	1.5	$76.54	0.3

(1)		The grant date fair value of equity settled DSUs granted in 2016 of $2 million is calculated using the Company’s stock price on the grant date. As at December 31, 2016, the aggregate intrinsic value of equity settled DSUs outstanding amounted to $133 million.
(2)		The fair value at December 31, 2016 of cash settled DSUs is based on the intrinsic value. As at December 31, 2016 the liability for cash settled DSUs was $35 million ($36 million as at December 31, 2015). The closing stock price used to determine the liability was $90.36.
(3)		For the year ended December 31, 2016, the Company purchased 0.2 million common shares for the settlement of equity settled DSUs, net of the remittance of the participants’ minimum statutory withholding tax obligation of $16 million.
(4)		The number of units outstanding that were nonvested, unrecognized compensation cost and the remaining recognition period for cash and equity settled DSUs have not been quantified as they relate to a minimal number of units.

Stock option awards

The Company has stock option plans for eligible employees to acquire common shares of the Company upon vesting at a price equal to the market value of the common shares at the date of granting. The options issued by the Company are conventional options that vest over a period of time. The right to exercise options generally accrues over a period of four years of continuous employment. Options are not generally exercisable during the first 12 months after the date of grant and expire after 10 years. As at December 31, 2016, 17.2 million common shares remained authorized for future issuances under these plans.

During the year ended December 31, 2016, the Company granted 1.2 million (2015 - 0.9 million; 2014 - 1.0 million) stock options.

As at December 31, 2016, the total number of conventional options outstanding was 5.3 million.

The following table provides the activity of stock option awards during 2016, and for options outstanding and exercisable at December 31, 2016, the weighted-average exercise price:

	Options outstanding		Nonvested options
	Number of options	Weighted-average exercise price	Number of options	Weighted-average grant date fair value

	In millions		In millions
Outstanding at December 31, 2015 (1)	5.9	$53.43	2.3	$10.94
Granted (2)	1.2	$75.16	1.2	$10.57
Forfeited/Cancelled	(0.2)	$70.92	(0.2)	$10.62
Exercised (3)	(1.6)	$37.65	N/A	N/A
Vested (4)	N/A	N/A	(0.9)	$9.98
Outstanding at December 31, 2016 (1)	5.3	$61.07	2.4	$11.16
Exercisable at December 31, 2016 (1)	2.9	$49.91	N/A	N/A

(1)		Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date.
(2)		The grant date fair value of options awarded in 2016 of $13 million is calculated using the Black-Scholes option-pricing model. As at December 31, 2016, total unrecognized compensation cost related to nonvested options outstanding was $8 million and is expected to be recognized over a weighted-average period of 2.1 years.
(3)		The total intrinsic value of options exercised in 2016 was $73 million (2015 - $127 million; 2014 - $50 million). The cash received upon exercise of options in 2016 was $61 million (2015 - $74 million; 2014 - $25 million) and the related excess tax benefit realized in 2016, 2015 and 2014 was $5 million.
(4)		The grant date fair value of options vested in 2016 was $10 million (2015 - $9 million; 2014 - $9 million).

The following table provides the number of stock options outstanding and exercisable as at December 31, 2016 by range of exercise price and their related intrinsic value, and for options outstanding, the weighted-average years to expiration. The table also provides the aggregate intrinsic value for in-the-money stock options, which represents the value that would have been received by option holders had they exercised their options on December 31, 2016 at the Company’s closing stock price of $90.36.

				Options outstanding				Options exercisable
				Number of options	Weighted-average years to expiration	Weighted-average exercise price	Aggregate intrinsic value	Number of options	Weighted-average exercise price	Aggregate intrinsic value
Range of exercise prices				In millions			In millions	In millions		In millions
	$20.95	-	$32.28	0.5	2.1	$24.54	$30	0.5	$24.54	$30
	$32.29	-	$49.84	1.1	4.7	$42.73	51	1.0	$42.34	48
	$49.85	-	$67.12	1.3	5.9	$57.56	43	1.0	$56.54	34
	$67.13	-	$74.00	1.1	8.2	$70.93	23	0.2	$71.08	4
	$74.01	-	$92.77	1.3	8.5	$83.82	9	0.2	$87.80	1
Balance at December 31, 2016 (1)				5.3	6.5	$61.07	$156	2.9	$49.91	$117

(1)	Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date. As at December 31, 2016, substantially all of the stock options outstanding were in-the-money. The weighted-average years to expiration of exercisable stock options was 5 years.

The following table provides the assumptions used in the valuation of stock option awards:

Year of grant	2016	2015	2014
Assumptions
Grant price ($)	75.16	84.47	58.74
Expected stock price volatility (1)	20%	20%	23%
Expected term (years) (2)	5.5	5.5	5.4
Risk-free interest rate (3)	0.76%	0.78%	1.51%
Dividend rate ($) (4)	1.50	1.25	1.00
Weighted-average grant date fair value ($)	10.57	13.21	11.09
			.
(1)	Based on the historical volatility of the Company's stock over a period commensurate with the expected term of the award.
(2)	Represents the period of time that awards are expected to be outstanding. The Company uses historical data to predict option exercise behavior.
(3)	Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
(4)	Based on the annualized dividend rate.

Stock price volatility

Compensation cost for the Company’s cash settled Share Units Plan is based on the fair value of the awards at each period end using the lattice-based valuation model for which a primary assumption is the Company’s share price. In addition, the Company’s liability for the cash settled VIDP is marked-to-market at each period-end and, as such, is also reliant on the Company’s share price. Fluctuations in the Company’s share price cause volatility to stock-based compensation expense as recorded in Net income. The Company does not currently hold any derivative financial instruments to manage this exposure. A $1 change in the Company’s share price at December 31, 2016 would have an impact of approximately $1 million on stock-based compensation expense.

Employee Share Investment Plan

The Company has an Employee Share Investment Plan (ESIP) giving eligible employees the opportunity to subscribe for up to 10% of their gross salaries to purchase shares of the Company’s common stock on the open market and to have the Company invest, on the employees’ behalf, a further 35% of the amount invested by the employees, up to 6% of their gross salaries.

The following table provides the number of participants holding shares, the total number of ESIP shares purchased on behalf of employees, including the Company’s contributions, as well as the resulting expense recorded for the years ended December 31, 2016, 2015 and 2014:

Year ended December 31,	2016	2015	2014
Number of participants holding shares	19,108	19,728	18,488
Total number of ESIP shares purchased on behalf of employees (millions)	1.9	2.0	2.1
Expense for Company contribution (millions)	$37	$38	$34